Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Significant Accounting Policies [Text Block]
2.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All material intercompany accounts and transactions have been eliminated on consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents include investments in money market funds and are stated at cost, which approximates market value. Cash at times may exceed FDIC insurable limits.

Trade Accounts Receivable and Other Receivables, Net

The Company's accounts receivable consist primarily of amounts due from customers for the sale of its products. The Company records an allowance for doubtful accounts based on management's estimate of collectability of such trade and notes receivables outstanding. The allowance for doubtful accounts represents an amount considered by management to be adequate to cover potential losses, if any. The recorded allowance at February 29, 2012 and May 31, 2011, was $15,000 and $15,000, respectively.

Revenue Recognition

The Company recognizes revenues associated with the sale of its products at the time of delivery to customers, when the price is fixed or determinable, persuasive evidence of an arrangement exists and collectability of the resulting receivable is reasonably assured.

In the current fiscal year the Company with its largest distributor, began to purchase from a foreign manufacturer and resell coolers for product displays. The sale of the coolers are recorded once delivery is tendered to the distributor.

Marketing and Advertising Costs

All advertising costs are expensed as incurred. Advertising expenses charged to operations for the nine months ended February 29, 2012 and February 28, 2011 were approximately $119,318 and $162,957, respectively.

Reclassifications

Certain reclassifications have been made to the prior quarter amounts presented to conform to the current period presentations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Goodwill and Intangible Assets

Intangible assets at February 29, 2012 and May 31, 2011 relates to the assets acquired by the Company in August 2007.

The Company reviews long-lived assets, certain identifiable assets and any impairment related to those assets at least annually or whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable.

Equity-based Compensation

The Company accounts for equity-based compensation in accordance with guidance issued by the FASB, Share-Based Payment.  The Company records compensation expense using a fair-value-based measurement method for all awards granted. In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate; volatility; and expected remaining lives of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company’s equity-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the amount of vested options as a percentage of total options outstanding. If the Company’s actual forfeiture rate is materially different from its estimate, or if the Company reevaluates the forfeiture rate in the future, the equity-based compensation expense could be significantly different from what we have recorded in the current period.  Equity-based compensation for the nine months ended February 29, 2012 and February 28, 2011 was $1,105,852 and $22,958, respectively.  Of the equity-based compensation booked during the nine months ended February 29, 2012, $976,628  is attributable to the vesting of 4,440,000 common stock options that had been granted to KeHE Distributors in connection with the marketing and distribution agreement entered in February 2011 and amended in May 2011 and $24,020 is attributable to the vesting of 550,000 common stock options that had been granted to board members to replace those options which expired earlier in the year.

Net Income/(Loss) Per Share

In accordance with the FASB guidance for, "Earnings Per Share", basic net income/(loss) per share is computed using the weighted average number of common shares outstanding during each period. For the nine months ended February 29, 2012, diluted loss per share is the same as basic loss per share since the inclusion of the 5,430,000 outstanding stock options would be antidilutive.

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including cash and cash equivalents, marketable securities, accounts receivable, notes receivable, and accounts payable, approximated fair value as of February 29, 2012, because of the relatively short-term maturity of these instruments and their market interest rates. Since a portion of long-term debt is in default, it is not possible to estimate its value.

Recent Accounting Pronouncements

Any new accounting pronouncements issued but not yet effective have been deemed not to be relevant to the operations of the Company, hence the effects of such undisclosed new accounting pronouncements will have no effect on the Company.

2.             SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

a.           Basis of Presentation - The accompanying audited consolidated financial statements of Artisanal Brands, Inc. (the “Company”) have been prepared in accordance with generally accepted accounting principles for financial information and with the instructions to Form 10-K and Regulation SX.  In the opinion of management, all adjustments considered necessary for a fair presentation (consisting of normal recurring accruals) have been included.

b.Principles of Consolidation - The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All material intercompany accounts and transactions have been eliminated on consolidation.

c.           Cash and Cash Equivalents -  The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents include investments in money market funds and are stated at cost, which approximates market value. Cash at times may exceed FDIC insurable limits.

d.           Trade Accounts Receivable and Other Receivables, Net - The Company's accounts receivable consist primarily of amounts due from customers for the sale of its products. The Company records an allowance for doubtful accounts based on management's estimate of collectability of such trade and notes receivables outstanding. The allowance for doubtful accounts represents an amount considered by management to be adequate to cover potential losses, if any. The recorded allowance at May 31, 2011 and 2010 was $15,000 and $40,000, respectively.

e.           Inventories – Inventories are stated at the lower of cost or market.  Cost is determined using first-in, first-out (FIFO) method for cheese, accessories and packing materials, all finished goods.

f.           Property and Equipment - Property and equipment acquired in the Artisanal acquisition is carried at net book value which approximates fair market value at the date of the acquisition. Amounts incurred for repairs and maintenance are charged to operations in the period incurred. Depreciation is calculated on a straight-line basis over the following useful lives:

Equipment	3-5 years
Furniture and fixtures	5-7 years
Leasehold improvements	5-10 years
Software	2-5 years

g.       Goodwill and Intangible Assets - Intangible assets at May 31, 2011 relates to the assets acquired by the Company in August 2007.

The Company reviews long-lived assets, certain identifiable assets and any impairment related to those assets at least annually or whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable.

h.      Fair Value of Financial Instruments - The accounting guidance establishes a fair value hierarchy based on whether the market participant assumptions used in determining fair value are obtained from independent sources (observable inputs) or reflect the Company's own assumptions of market participant valuation (unobservable inputs). A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2—Quoted prices for identical assets and liabilities in markets that are inactive; quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly; or

Level 3—Prices or valuations that require inputs that are both unobservable and significant to the fair value measurement.

The Company considers an active market to be one in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis, and views an inactive market as one in which there are few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers. Where appropriate the Company's or the counterparty's non-performance risk is considered in determining the fair values of liabilities and assets, respectively.

i.           Revenue Recognition – The Company recognizes revenues associated with the sale of its products at the time of delivery to customers.

j.           Shipping and Handling Costs – Shipping and handling costs are included in cost of sales.

k.          Advertising Costs – All advertising costs are expensed as incurred.  Advertising expenses charged to operations for the years ended May 31, 2011 and 2010 amounted to approximately $297,691 and $356, respectively.

l.           Interest Income/(Expense) - Interest expense relates to interest owed on the Company's debt. Interest expense is recognized over the period the debt is outstanding at the stated interest rates.

m.          Income Taxes - Income taxes have been provided using the liability method. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured by applying estimated tax rates and laws to taxable years in which such differences are expected to reverse. The deferred tax asset attributed to the net operating losses has been fully reserved, since the Company has yet to achieve recurring income from operations.

n.           Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period.  Actual results could differ from those estimates.

o.           Stock-Based Compensation - The Company accounts for stock-based compensation in accordance with guidance issued by the FASB, Share-Based Payment.  The Company records compensation expense using a fair-value-based measurement method for all awards granted. In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate; volatility; and expected remaining lives of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company’s stock-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the amount of vested options as a percentage of total options outstanding. If the Company’s actual forfeiture rate is materially different from its estimate, or if the Company reevaluates the forfeiture rate in the future, the stock-based compensation expense could be significantly different from what we have recorded in the current period.  Equity-based compensation for the years ended May 31, 2011 and May 31, 2010 was $132,121 and $107,288, respectively.

p.            Net Income/(Loss) Per Share – In accordance with FASB guidance for "Earnings Per Share", basic net income/(loss) per share is computed using the weighted average number of common shares outstanding during each period.  For the years ended May 31, 2011 and 2010, diluted loss per share is the same as basic loss per share since the inclusion of stock options and warrants would be antidilutive. The Company has excluded 4,880,000 and 770,000 options, respectively, as they are antidilutive, during the years ended May 31, 2011 and 2010.

q.           Segment Disclosure – Management believes the Company operates as one segment.

r.            Recent Accounting Pronouncements – In December 2010, the FASB issued ASC No.. 2010-28 Topic 350 “ Intangibles – Goodwill and Other, When to perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. The main provisions of this amendment are to consider whether there are any adverse qualitative factors indicating that an impairment may exist.  The amendments in this Update are effective for fiscal years and interim periods within those years beginning after December 15, 2010. Early adoption is not permitted. All other new accounting pronouncements issued but not yet effective have deemed to be immaterial as to any significant effect on the Company’s financials.